As filed with the Securities and Exchange Commission on January 20, 2022.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 477	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 478	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 19, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 477 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 19, 2022 as the new effective date for Post-Effective Amendment No. 458 to the Trust’s Registration Statement, which was filed on August 4, 2021 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 466, 469 and 474 to the Trust’s Registration Statement filed on October 28, 2021, November 24, 2021 and December 22, 2021. This Amendment relates solely to Invesco Bitcoin Strategy ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No.  458 to the Trust’s Registration Statement, which was filed on August 4, 2021, and Part C of Post-Effective Amendment No. 447 to the Trust’s Registration Statement, which was filed on February 25, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of January, 2022.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President	January 20, 2022
Anna Paglia
/s/ Kelli Gallegos	Treasurer	January 20, 2022
Kelli Gallegos
/s/ Adam Henkel	Secretary	January 20, 2022
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	January 20, 2022
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	January 20, 2022
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	January 20, 2022
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	January 20, 2022
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	January 20, 2022
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	January 20, 2022
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	January 20, 2022
Yung Bong Lim
*/s/ Joanne Pace	Trustee	January 20, 2022
Joanne Pace
*/s/ Gary R. Wicker	Trustee	January 20, 2022
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	January 20, 2022
Donald H. Wilson
*By: /s/ Adam Henkel		January 20, 2022
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  436 to the Trust's Registration Statement and incorporated by reference herein.